PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Cash received in relation to Fabricated Transactions	$ 144,497	¥ 942,844	$ 144,497	¥ 942,844		¥ 2,309,107
Allowance for doubtful accounts for uncollected portion					$ 7,637	¥ 49,829